Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the years presented are calculated as follow:

	For the years ended December 31,
	2017	2018	2019
Numerator:
Net loss attributable to ordinary shareholders	(50,384)	(139,075)	(195,071)
Denominator:
Weighted average number of ordinary shares- basic and diluted	21,752,757	52,609,810	64,369,490
Net loss per share-basic and diluted	(2.32)	(2.64)	(3.03)

Summary of Anti-Dilutive Shares Excluded from Calculation of Diluted Loss Per Share

As a result of the Group’s net loss for the three years ended December 31, 2017, 2018 and 2019, preferred shares, share options, non-vested restricted shares and warrants outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	As of December 31,
	2017	2018	2019
Share options	6,548,377	8,761,735	9,122,980
Non-vested restricted shares	693,333	1,112,001	743,268